THE FBR FUNDS

I Class

FBR Large Cap Fund (FBPIX)

FBR Mid Cap Fund (FBPMX)

FBR Small Cap Fund (FBPYX)

FBR Focus Fund (FBRIX)

FBR Small Cap Financial Fund (FBRUX)

FBR Technology Fund (FBRQX)

FBR Balanced Fund (AFBAX)

FBR Core Bond Fund (AFHYX)

(the “Funds”)

Supplement dated June 28, 2011

to the Prospectus and Statement of Additional Information dated February 28, 2011

Notice Regarding the Renaming of the I Class Shares of Each of the Funds as Institutional Class Shares

The Board of Trustees of the Funds has approved the renaming of the I Class shares of each of the Funds as Institutional Class shares.  No other changes have been made other than the change in the name of the share class.  Reports and other materials that you will receive from the Funds in the future will therefore refer to your share class as Institutional Class shares.   All references to the I Class shares in the Prospectus and Statement of Additional Information are replaced by reference to Institutional Class shares.

Investors should retain this supplement for future reference.